ROYALTY INCOME	12 Months Ended
Nov. 30, 2021
Royalty Income
ROYALTY INCOME

23.  ROYALTY INCOME

IndieFlix earns royalty income from its participating net profit rights in three separate US Limited Liability Companies (“LLC”) for which IndieFlix acts as a manager.

The Company has recognized $9,241 of royalty income during the year ended November 30, 2021.